Statements of Assets and Liabilities (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
U.S. Government securities, at fair value (amortized cost)		$ 17,650,000	$ 38,347,223
Due from brokers	27,400,276	46,453,083	49,302,554
Unrealized appreciation on open forward contracts	199,662	372,011	865,855
Futures contracts sold		923,781
Futures contracts purchased		114,873	8,737,815
Cash	18,787,149	989,356	2,069,942
Total assets	46,387,087	66,503,104	99,323,389
LIABILITIES
Unrealized depreciation on open forward contracts	174,721	243,000	198,269
Futures contracts purchased	131,196
Futures contracts sold	1,193,811		1,410,287
Subscriptions received in advance		154,700	1,180,791
Redemptions payable	1,206,082	2,046,267	3,004,972
Management fee payable	69,347	213,322	148,834
Fees payable	98,780	416,117	314,765
Total liabilities	2,873,937	3,073,406	6,257,918
NET ASSETS	43,513,150	63,429,698	93,065,471
SERIES A
ASSETS
U.S. Government securities, at fair value (amortized cost)		8,300,000	16,066,728
Due from brokers	11,708,803	22,845,252	20,354,921
Unrealized appreciation on open forward contracts	74,894	129,634	280,718
Futures contracts sold		349,440
Futures contracts purchased		42,325	2,839,432
Cash	10,038,365	333,206	770,535
Total assets	21,822,062	31,999,857	40,312,334
LIABILITIES
Unrealized depreciation on open forward contracts	56,398	87,311	57,275
Futures contracts purchased	15,846
Futures contracts sold	456,586		445,767
Subscriptions received in advance		64,000	259,196
Redemptions payable	552,789	674,637	806,835
Management fee payable	32,898	101,476	60,901
Fees payable	45,729	194,547	125,422
Total liabilities	1,160,246	1,121,971	1,755,396
NET ASSETS	20,661,816	30,877,886	38,556,938
Number of Units	17,036.293	23,634.331	24,863.954
Net asset value per Unit	$ 1,212.81	$ 1,306.48	$ 1,550.72
SERIES B
ASSETS
U.S. Government securities, at fair value (amortized cost)		9,350,000	22,280,495
Due from brokers	15,691,473	23,607,831	28,947,633
Unrealized appreciation on open forward contracts	124,768	242,377	585,137
Futures contracts sold		574,341
Futures contracts purchased		72,548	5,898,383
Cash	8,748,784	656,150	1,299,407
Total assets	24,565,025	34,503,247	59,011,055
LIABILITIES
Unrealized depreciation on open forward contracts	118,323	155,689	140,994
Futures contracts purchased	115,350
Futures contracts sold	737,225		964,520
Subscriptions received in advance		90,700	921,595
Redemptions payable	653,293	1,371,630	2,198,137
Management fee payable	36,449	111,846	87,933
Fees payable	53,051	221,570	189,343
Total liabilities	1,713,691	1,951,435	4,502,522
NET ASSETS	$ 22,851,334	$ 32,551,812	$ 54,508,533
Number of Units	18,202.131	23,394.345	30,734.730
Net asset value per Unit	$ 1,255.42	$ 1,391.44	$ 1,773.52